Income Tax - Summary of Major Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax:
Current income tax charge	$ (6,926)	$ (10,963)	$ (10,708)
Adjustments in respect of current income tax of previous year	(758)	3,897	(271)
Deferred income tax:
Relating to origination and reversal of temporary differences	(9,173)	427	2,077
Income tax expense reported in the consolidated statements of operations	(16,857)	(6,639)	(8,902)
Consolidated Statements of Other Comprehensive Income (Loss)
Income tax relating to remeasurements of defined benefit plans included in other comprehensive income	229	412	$ 0
Income tax charged directly to other comprehensive (loss) income	$ 229	$ 412